Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	$ 722,238	$ 643,190	$ 421,351
Adjusted EBITDA	(267,923)	(146,977)	(32,282)
Share-based compensation expense	(35,466)	(23,632)	(1,014)
Restructuring costs	(4,415)
Product recall		(1,654)
Asset impairment	(12,000)	(4,970)
Asset impairment charge and other costs related to assets held for sale	(39,581)
IPO preparation and transaction costs		(9,288)	(679)
EBITDA	(347,385)	(186,521)	(33,975)
Finance income	15,256	14,435	515
Finance expenses	(16,665)	(15,740)	(11,372)
Depreciation and Amortization	(48,600)	(27,222)	(13,118)
Loss before tax	(397,394)	(215,048)	(57,950)
EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	345,509	336,452	267,691
Americas
Disclosure Of Operating Segments [Line Items]
Revenue	223,880	179,830	99,997
Asia
Disclosure Of Operating Segments [Line Items]
Revenue	152,849	126,908	53,663
Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	380,449	425,912	302,899
Adjusted EBITDA	(10,298)	21,959	39,456
Share-based compensation expense	(4,314)	(3,780)
Restructuring costs	(918)
Product recall		(1,654)
Asset impairment		(4,970)
EBITDA	(15,530)	11,555	39,456
Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	224,700	180,738	100,227
Adjusted EBITDA	(62,837)	(44,560)	(25,117)
Share-based compensation expense	(4,485)	(2,963)
Restructuring costs	(797)
Asset impairment charge and other costs related to assets held for sale	(39,581)
EBITDA	(107,700)	(47,523)	(25,117)
Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	156,508	126,908	53,663
Adjusted EBITDA	(75,183)	(16,480)	(2,141)
Share-based compensation expense	(6,973)	(4,192)
Restructuring costs	(309)
EBITDA	(82,465)	(20,672)	(2,141)
Unallocated Amounts
Disclosure Of Operating Segments [Line Items]
IPO preparation and transaction costs			(679)
Unallocated Amounts | Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(119,605)	(107,896)	(44,480)
Share-based compensation expense	(19,694)	(12,697)	(1,014)
Restructuring costs	(2,391)
IPO preparation and transaction costs		(9,288)
EBITDA	(141,690)	(129,881)	(46,173)
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(39,419)	(90,368)	(35,438)
Revenue from External Customers
Disclosure Of Operating Segments [Line Items]
Revenue	722,238	643,190	421,351
Revenue from External Customers | Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	345,509	336,452	267,691
Revenue from External Customers | Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	223,880	179,830	99,997
Revenue from External Customers | Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	152,849	126,908	53,663
Intersegment Revenue | Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	34,940	89,460	35,208
Intersegment Revenue | Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	820	908	230
Intersegment Revenue | Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	3,659
Intersegment Revenue | Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (39,419)	$ (90,368)	$ (35,438)